CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Advisers Management Trust (1933 Act File No. 002-88566; 1940 Act File No. 811-4255) (“Registrant”) hereby certifies (a) that the forms of prospectuses and statements of additional information that would have been filed under paragraph (c) of Rule 497 with respect to Absolute Return Multi-Manager Portfolio, Balanced Portfolio, Growth Portfolio, Guardian Portfolio, International Equity Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Real Estate Portfolio, Short Duration Bond Portfolio, Small-Cap Growth Portfolio, and Socially Responsive Portfolio, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 74 to the Registrant’s Registration Statement (“Amendment No. 74”), and (b) that Amendment No. 74 was filed electronically.

Dated: May 5, 2015	By:	/s/ Claudia A. Brandon
	Name:	Claudia A. Brandon
	Title:	Executive Vice President and Secretary